Document and Entity Information	9 Months Ended
	Mar. 31, 2012	Feb. 07, 2014
Document And Entity Information
Entity Registrant Name	PHI GROUP INC
Entity Central Index Key	0000704172
Document Type	10-Q
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		12,067,532
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2012